Deferred Charges	6 Months Ended
Jun. 30, 2019
Deferred Charges [Abstract]
Deferred Charges

5.Deferred Charges

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $25,921 and $27,815, at June 30, 2019 and December 31, 2018, respectively. Amortization of deferred dry-docking costs was $5,206 during the first six months of 2019 and $4,492 during the first six months of 2018 and is included in Depreciation and amortization in the accompanying interim Consolidated Statements of Comprehensive Income (Loss).